4. LOANS RECEIVABLE - Modifications (Details 9) (USD $)	12 Months Ended
	Sep. 30, 2013 Contract	Sep. 30, 2012 Contract
Number of Contracts	1	4
Pre-Modification Outstanding Recorded Investment	$ 935	$ 2,373
Post-Modification Outstanding Recorded Investment	987	2,373
Commercial real estate loans [Member]
Number of Contracts	1	3
Pre-Modification Outstanding Recorded Investment	935	2,248
Post-Modification Outstanding Recorded Investment	987	2,248
Commercial non-real estate [Member]
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	125
Post-Modification Outstanding Recorded Investment	0	125
Commercial construction loans
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Residential real estate loans
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0